PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 14,103	$ 14,434
Additions	2,343	1,276
Disposals	(1,197)	(117)
Depreciation	(1,697)	(1,789)
Impairment charges		299
Impairment reversals	254
Transfers	0	0
Property, plant and equipment	13,806	14,103
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	49,523	48,484
Property, plant and equipment	49,784	49,523
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(35,420)	(34,050)
Property, plant and equipment	(35,978)	(35,420)
Buildings, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,556	4,684
Additions	158	71
Disposals	(72)	(80)
Depreciation	(878)	(794)
Impairment charges		217
Impairment reversals	(102)
Transfers	551	458
Property, plant and equipment	4,213	4,556
Buildings, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,111	13,782
Property, plant and equipment	14,209	14,111
Buildings, plant and equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(9,555)	(9,098)
Property, plant and equipment	(9,996)	(9,555)
MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,194	7,300
Additions	219	272
Disposals	(32)	0
Depreciation	(819)	(995)
Impairment charges		79
Impairment reversals	(359)
Transfers	449	538
Property, plant and equipment	6,652	7,194
MIning property costs subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	20,778	19,968
Property, plant and equipment	21,068	20,778
MIning property costs subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(13,584)	(12,668)
Property, plant and equipment	(14,416)	(13,584)
MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,353	2,450
Additions	1,966	933
Disposals	(1,093)	(37)
Depreciation	0	0
Impairment charges		3
Impairment reversals	715
Transfers	(1,000)	(996)
Property, plant and equipment	2,941	2,353
MIning property costs not subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,634	14,734
Property, plant and equipment	14,507	14,634
MIning property costs not subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(12,281)	(12,284)
Property, plant and equipment	$ (11,566)	$ (12,281)